Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets (CHF million)
Cash and due from banks	61,763		110,573
of which reported at fair value	569
of which reported from consolidated VIEs	1,750		1,396
Interest-bearing deposits with banks	1,945		2,272
of which reported at fair value	627		405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,455		236,963
of which reported at fair value	113,664		158,673
of which reported from consolidated VIEs	117		19
Securities received as collateral, at fair value	30,045		30,191
of which encumbered	17,767		20,447
Trading assets, at fair value	256,399		279,553
of which encumbered	70,948		73,749
of which reported from consolidated VIEs	4,697		6,399
Investment securities	3,498		5,160
of which reported at fair value	3,498		5,158
of which reported from consolidated VIEs	23		41
Other investments	12,022		13,226
of which reported at fair value	8,994		9,751
of which reported from consolidated VIEs	2,289		2,346
Net loans	242,223		233,413
of which reported at fair value	20,000		20,694
of which encumbered	535		471
of which reported from consolidated VIEs	6,053		5,940
allowance for loan losses	(922)		(910)
Premises and equipment	5,618		7,193
of which reported from consolidated VIEs	581		646
Goodwill	8,389		8,591
Other intangible assets	243		288
of which reported at fair value	43		70
Brokerage receivables	45,768		43,446
Other assets	72,912		78,296
of which reported at fair value	37,275		35,765
of which encumbered	1,495		2,255
of which reported from consolidated VIEs	14,536		13,002
Total assets	924,280		1,049,165
Liabilities and equity (CHF million)
Due to banks	31,014		40,147
of which reported at fair value	3,413		2,721
Customer deposits	308,312		313,401
of which reported at fair value	4,643		4,599
of which reported from consolidated VIEs	247		221
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721		176,559
of which reported at fair value	108,784		136,483
Obligation to return securities received as collateral, at fair value	30,045		30,191
Trading liabilities, at fair value	90,816		127,760
of which reported from consolidated VIEs	125		1,286
Short-term borrowings	18,641		26,116
of which reported at fair value	4,513		3,547
of which reported from consolidated VIEs	9,582		6,141
Long-term debt	148,134		162,655
of which reported at fair value	65,384		70,366
of which reported from consolidated VIEs	14,532		14,858
Brokerage payables	64,676		68,034
Other liabilities	57,637		63,217
of which reported at fair value	26,871		31,092
of which reported from consolidated VIEs	1,228		746
Total liabilities	881,996		1,008,080
Common shares	53		49
Additional paid-in capital	23,636		21,796
Retained earnings	28,171		27,053
Treasury shares, at cost	(459)		(90)
Accumulated other comprehensive income/(loss)	(15,903)		(15,134)
Total shareholders' equity	35,498		33,674
Noncontrolling interests	6,786		7,411
Total equity	42,284		41,085
Total liabilities and equity	924,280		1,049,165
Additional share information
Par value (in CHF per share)	0.04		0.04
Authorized shares (in shares)	2,118,134,039	[1]	1,868,140,066	[1]
Issued shares (in shares)	1,320,829,922		1,224,333,062
Treasury shares (in shares)	27,036,831		4,010,074
Common shares outstanding (in shares)	1,293,793,091	[2]	1,220,322,988	[3]
Bank
Assets (CHF million)
Cash and due from banks	61,376		111,224
of which reported at fair value	569
of which reported from consolidated VIEs	1,750		1,396
Interest-bearing deposits with banks	3,719		4,193
of which reported at fair value	627		405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,446		236,935
of which reported at fair value	113,664		158,673
of which reported from consolidated VIEs	117		19
Securities received as collateral, at fair value	30,045		30,191
of which encumbered	17,767		20,447
Trading assets, at fair value	256,602		279,748
of which encumbered	70,948		73,749
of which reported from consolidated VIEs	4,697		6,399
Investment securities	1,939		3,652
of which reported at fair value	1,939		3,650
of which reported from consolidated VIEs	23		41
Other investments	11,816		12,915
of which reported at fair value	8,892		9,552
of which reported from consolidated VIEs	2,289		2,346
Net loans	227,498		219,434
of which reported at fair value	20,000		20,693
of which encumbered	535		471
of which reported from consolidated VIEs	6,053		5,940
allowance for loan losses	(721)		(722)
Premises and equipment	5,416		6,990
of which reported from consolidated VIEs	546		609
Goodwill	7,510		7,700
Other intangible assets	243		280
of which reported at fair value	43		70
Brokerage receivables	45,768		43,445
Other assets	72,782		78,080
of which reported at fair value	37,259		35,666
of which encumbered	1,495		2,255
of which reported from consolidated VIEs	14,508		13,001
Total assets	908,160		1,034,787
Liabilities and equity (CHF million)
Due to banks	30,574		40,077
of which reported at fair value	3,431		2,737
Customer deposits	297,690		304,130
of which reported at fair value	4,626		4,583
of which reported from consolidated VIEs	247		221
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	132,721		176,559
of which reported at fair value	108,784		136,483
Obligation to return securities received as collateral, at fair value	30,045		30,191
Trading liabilities, at fair value	91,091		127,809
of which reported from consolidated VIEs	125		1,286
Short-term borrowings	14,838		26,116
of which reported at fair value	4,513		3,547
of which reported from consolidated VIEs	5,779		6,141
Long-term debt	146,997		161,353
of which reported at fair value	64,774		68,036
of which reported from consolidated VIEs	14,532		14,858
Brokerage payables	64,676		68,034
Other liabilities	57,367		62,167
of which reported at fair value	26,799		30,942
of which reported from consolidated VIEs	1,164		745
Total liabilities	865,999		996,436
Common shares	4,400		4,400
Additional paid-in capital	28,686		24,134
Retained earnings	13,637		11,824
Accumulated other comprehensive income/(loss)	(11,956)		(10,955)
Total shareholders' equity	34,767		29,403
Noncontrolling interests	7,394		8,948
Total equity	42,161		38,351
Total liabilities and equity	908,160		1,034,787
Additional share information
Par value (in CHF per share)	100.00		100.00
Issued shares (in shares)	43,996,652		43,996,652
Common shares outstanding (in shares)	43,996,652	[4]	43,996,652	[4]

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 771,499,654 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares are reserved for buffer capital notes and mandatory and contingent convertible securities.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 643,807,004 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[4]	The Bank's total share capital is fully paid and consists of 43'996'652 registered shares with nominal value of CHF 100 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.